Financial instruments (Details 11) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Total loans	$ 4,084,690	$ 2,814,870
Bank borrowings [Member]
Financial instruments [Line Items]
Current loans	85	82
Non-current loans	69,613	69,376
Total loans	$ 69,698	$ 69,458